CONSOLIDATED BALANCE SHEETS (FY) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 2,118	$ 61,094
Restricted cash, current	0	1,007
Insurance receivable	100	4,000
Prepaids and other current assets	8,513	10,173
Total current assets	10,731	76,274
Property, machinery and equipment, net	3,252	4,016
Intangible assets, net	341	337
Operating right-of-use asset	5,350	6,441
Deferred offering costs	0	331
Restricted cash, non-current	373	312
Other non-current assets	602	4,712
Total assets	20,649	92,423
Current liabilities:
Accounts payable	2,805	2,239
Accrued liabilities	4,754	8,026
Loan payable, current	2,273	11,627
Contract liabilities, current	0	1,654
Operating lease liability, current	1,268	1,153
Stock repurchase liability	0	10,000
Litigation settlement contingency	0	8,500
Other current liabilities	9	27
Total current liabilities	11,109	43,226
Contract liabilities, non-current	998	1,026
Loan Payable, non-current	0	2,404
Warrant liability	3	564
Operating lease liability, non-current	4,863	6,131
Other non-current liabilities	489	465
Total non-current liabilities	6,353	10,590
Total liabilities	17,462	53,816
Commitments and Contingencies (Note 12)
Stockholders' equity:
Preferred stock, $0.00001 par value; 20,000,000 shares authorized and 0 issued and outstanding as of December 31, 2023 and 2022, respectively	0	0
Additional paid-in capital	376,234	342,734
Accumulated deficit	(373,047)	(304,127)
Total stockholders' equity (deficit)	3,187	38,607
Total liabilities and stockholders' equity (deficit)	20,649	92,423
Common Class A
Stockholders' equity:
Common stock, value	0	0
Common Class B
Stockholders' equity:
Common stock, value	$ 0	$ 0